			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Capital Investment Counsel, Inc.
Address:  210 University Blvd. #550
          Denver, CO  80206

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Gaare
Title: Chief Compliance Officer
Phone: 303-329-9000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: 188481



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ameren Corp                    COM              023608102     6877   149019 SH       SOLE                   149019
AmeriVest Properties Inc.      COM              03071L101      107    16000 SH       SOLE                    16000
American International Group   COM              026874107     5185    76262 SH       SOLE                    76262
Anadarko Petroleum             COM              032511107     6313    95128 SH       SOLE                    95128
Anheuser-Busch Co              COM              035229103      208     4165 SH       SOLE                     4165
Atmel Corp                     COM              049513104       38    10500 SH       SOLE                    10500
BP p.l.c.                      COM              055622104      339     5899 SH       SOLE                     5899
Bellsouth Corp                 COM              079860102      242     8913 SH       SOLE                     8913
Biomet                         COM              090613100     6272   133780 SH       SOLE                   133780
Brinker International Inc.     COM              109641100     4479   143775 SH       SOLE                   143775
ChevronTexaco Corporation      COM              166764100     7618   142025 SH       SOLE                   142025
Cisco Systems                  COM              17275R102      223    12332 SH       SOLE                    12332
Citigroup Inc.                 COM              172967101     5346   121174 SH       SOLE                   121174
Costco Wholesale Corp          COM              22160k105     5998   144490 SH       SOLE                   144490
DJ US Basic Materials Index    COM              464287838     6424   136312 SH       SOLE                   136312
Dell Computer                  COM              24702R101      275     7730 SH       SOLE                     7730
Disney Walt Co                 COM              254687106      294    13030 SH       SOLE                    13030
DuPont EI DeNemours            COM              263534109      266     6226 SH       SOLE                     6226
E M C Corp Mass Comm           COM              268648102      150    12969 SH       SOLE                    12969
Exxon Mobil Corp               COM              30231g102     8198   169627 SH       SOLE                   169627
General Electric               COM              369604103     6915   205927 SH       SOLE                   205927
Hewlett Packard                COM              428236103      330    17603 SH       SOLE                    17603
Home Depot                     COM              437076102      463    11810 SH       SOLE                    11810
I Shares Dow Jones US Energy   COM              464287796      753    12065 SH       SOLE                    12065
I Shares S&P 500 Index         COM              464287200     6193    55390 SH       SOLE                    55390
I Shares Trust DJ US Healthcar COM              464287762      852    15290 SH       SOLE                    15290
I Shares Trust Dow Jones Selec COM              464287168    11840   206280 SH       SOLE                   206280
I-Shares S&P 500 Barra Growth  COM              464287309     9511   176585 SH       SOLE                   176585
Intel Corp                     COM              458140100     4858   242179 SH       SOLE                   242179
Intl Business Machines         COM              459200101      751     8763 SH       SOLE                     8763
JDS Uniphase Corporation       COM              46612J101       35    10300 SH       SOLE                    10300
Janus Capital Group Inc        COM              47102X105      476    35000 SH       SOLE                    35000
Johnson & Johnson              COM              478160104     5900   104736 SH       SOLE                   104736
Kimberly-Clark                 COM              494368103     5883    91078 SH       SOLE                    91078
L-3 Communications Holdings    COM              502424104     5776    86215 SH       SOLE                    86215
Lucent Technologies            COM              549463107       38    12044 SH       SOLE                    12044
Medtronic Inc                  COM              585055106     5514   106252 SH       SOLE                   106252
Merck & Co Inc                 COM              589331107      302     9151 SH       SOLE                     9151
Microsoft Corp                 COM              594918104     5849   211543 SH       SOLE                   211543
Pfizer Inc                     COM              717081103     4763   155654 SH       SOLE                   155654
Pinnacle West Capital Corp     COM              723484101     5581   134490 SH       SOLE                   134490
Qualcomm Inc                   COM              747525103     4503   115342 SH       SOLE                   115342
S&P 500 Barra Value Index - I  COM              464287408     4964    86235 SH       SOLE                    86235
S&P Midcap 400 Index           COM              464287507    14350   120750 SH       SOLE                   120750
SBC Communications             COM              78387g103      299    11513 SH       SOLE                    11513
Vaxgen Inc                     COM              922390208      277    20750 SH       SOLE                    20750
Verizon Communications         COM              92343V104     6268   159161 SH       SOLE                   159161
Walmart Stores Inc             COM              931142103      229     4304 SH       SOLE                     4304
Washington Mutual Inc          COM              939322103     4892   125169 SH       SOLE                   125169
Wells Fargo                    COM              949746101     5263    88263 SH       SOLE                    88263